Financial Liabilities Designated At Fair Value Through Profit Or Loss (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of financial instruments designated at fair value through profit or loss
Financial liabilities designated at fair value through profit or loss at March 31, 2021 and 2020 consisted of the following:

	At March 31,
	2021	2020
	(In millions)
Borrowings	¥24,971	¥—
Debt securities in issue	214,548	—

Total financial liabilities designated at fair value through profit or loss	¥239,519	¥—